Unearned Revenue/Accrued Revenue	12 Months Ended
Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Unearned Revenue/Accrued Revenue	Unearned Revenue/Accrued Revenue
Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2023	2024
Unearned Revenue
Cash received in advance of service provided – Current liability	$6,682	$3,898
Deferred revenue resulting from varying charter rates – Current liability	4,171	2,640
Deferred revenue resulting from varying charter rates – Non-Current liability	3,248	2,624
Total Unearned Revenue	$14,101	$9,162
Accrued Revenue
Resulting from varying charter rates – Current asset	477	903
Resulting from varying charter rates – Non-Current asset	87	—
Total Accrued Revenue	$564	$903